Consolidated Statement of Changes in Equity - PEN (S/) S/ in Thousands	Capital stock	Investment shares	Treasury shares	Additional paid-in capital	Legal reserve	Unrealized loss on financial instruments designated at fair value	Unrealized gain (loss) on cash flow hedge	Retained earnings	Total
Balance as of at Dec. 31, 2021	S/ 423,868	S/ 40,279	S/ (121,258)	S/ 432,779	S/ 168,636	S/ (15,869)	S/ (4,225)	S/ 271,595	S/ 1,195,805
Profit for the year								176,828	176,828
Other comprehensive income (loss)						(398)	2,705		2,307
Total comprehensive income						(398)	2,705	176,828	179,135
Dividends, note 15(g)								(179,805)	(179,805)
Balance as of at Dec. 31, 2022	423,868	40,279	(121,258)	432,779	168,636	(16,267)	(1,520)	268,618	1,195,135
Profit for the year								168,900	168,900
Other comprehensive income (loss)						(18)	1,520		1,502
Total comprehensive income						(18)	1,520	168,900	170,402
Dividends, note 15(g)								(175,524)	(175,524)
Others						(5)			(5)
Balance as of at Dec. 31, 2023	423,868	40,279	(121,258)	432,779	168,636	(16,290)		261,994	1,190,008
Profit for the year								198,875	198,875
Other comprehensive income (loss)						(261)			(261)
Total comprehensive income						(261)		198,875	198,614
Dividends, note 15(g)								(175,524)	(175,524)
Balance as of at Dec. 31, 2024	S/ 423,868	S/ 40,279	S/ (121,258)	S/ 432,779	S/ 168,636	S/ (16,551)		S/ 285,345	S/ 1,213,098